Equity Transaction with Non-controlling Interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity Transaction with Non-controlling Interests
32.	EQUITY TRANSACTION WITH NON-CONTROLLING INTERESTS

a.	USIE

In January 2018, the shareholders’ meeting of USIE resolved to repurchase its own outstanding 3,738 thousand ordinary shares at US$17.49 per share, and, as a result, the Group’s shareholdings in USIE increased from 96.9% to 98.6%. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USIE and capital surplus decreased by NT$1,127,632 thousand in 2018. In February 2018, the board of directors of USIE resolved February 26, 2018 was the record date for capital reduction and then the repurchased ordinary shares were subsequently cancelled.

In July 2019, the shareholders’ meeting of USIE resolved to repurchase its own outstanding 7,378 thousand ordinary shares at US$14.30 per share, and, as a result, the Group’s shareholdings in USIE increased from 95.42% to 98.72%. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USIE and capital surplus decreased by NT$1,625,448 thousand (US$54,345 thousand) in 2019. In July 2019, the board of directors of USIE resolved July 23, 2019 was the record date for capital reduction and then the repurchased ordinary shares were subsequently cancelled.

b.	ASEN and SZ

In March 2018, ASE’s board of directors resolved to acquire 40% shareholdings of ASEN from NXP B.V. at US$127,113 thousand by its subsidiary, J&R Holding. In addition, in August 2018, J&R Holding’s board of directors further resolved to sell 30% shareholdings of ASEN to Beijing Unis Capital Management Co., Ltd. at US$95,335 thousand. The aforementioned transaction resulted the Group’s shareholdings in ASEN to increase from 60% to 70%, and such transactions were accounted for as an equity transaction since the Group did not cease to have control over ASEN. The Group recognized a decrease in capital surplus by NT$622,811 thousand in 2018.

In July 2019, ASE’s board of directors resolved to acquire 30% shareholdings of ASEN from Beijing Unis Capital Management Co., Ltd. at US$97,748 thousand by its subsidiary, J&R Holding. In addition, in July 2019, SPIL’s board of directors also resolved to acquire 30% shareholdings of SZ from Tibet Zixi Electronic Technology Co., Ltd. at US$162,870 thousand by its subsidiary, SPIL (Cayman) Holding Limited. Both the aforementioned transactions resulted the Group’s shareholdings in ASEN and SZ to increase from 70% to 100%, and such transactions were accounted for as an equity transaction since the Group did not cease to have control over ASEN and SZ. The Group recognized a decrease in capital surplus by NT$2,650,950 thousand (US$88,631 thousand) in 2019.

c.	ASEEE

As disclosed in Note 14, ASE purchased ASEEE’s 150,000 thousand ordinary shares at par value through its capital increase by cash at NT$1,500,000 thousand (US$50,150 thousand) in May 2019. In July 2019, ASE further purchased all of ASEEE’s ordinary shares held by TDK in the amount of US$6,000 thousand. The Group eventually held 100% shareholdings of ASEEE and recognized a decrease in capital surplus by NT$128,805 thousand (US$4,306 thousand).

d.	Others

In January 2017, USI completed its cash capital increase of NT$1,000,000 thousand and the Group’s shareholdings in USI increased from 75.2% to 75.7% since the Group did not proportionally subscribe for additional new shares. The transaction was accounted for as an equity transaction since the transaction did not change the Company’s control over USI and capital surplus increased by NT$3,055 thousand in 2017.

In July 2018, ASE and UGTW’s board of directors have approved to acquire the outstanding ordinary shares of USIINC and USI at NT$35 and NT$18 per ordinary shares, respectively. ASE and UGTW also purchased the ordinary shares from dissenting shareholders in August 2018 and recognized an increase in capital surplus by NT$9,530 thousand. UGTW and ASE completed the acquisition of USI and USIINC’s remaining outstanding ordinary shares in 2018 and 2019, respectively, and recognized a decrease in capital surplus by NT$28,152 thousand in 2018 and an increase in capital surplus by NT$142 thousand (US$5 thousand) in 2019.

USISH repurchased its own 13,037 thousand outstanding ordinary shares during the year ended December 31, 2019 and, as a result, the Group’s shareholdings in USISH increased from 74.6% to 77.7%. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and capital surplus decreased by NT$334,719 thousand (US$11,191 thousand).